TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit (loss) before taxes on income	$ 7,710	$ 3,459	$ (3,946)
Statutory federal income tax rate	21.00%	21.00%	21.00%
Tax (tax benefit) computed at the statutory tax rate	$ 1,619	$ 726	$ (829)
Deferred tax asset recognized for prior years	(1,145)
Unrecognized temporary differences	(161)	(59)	(47)
Decrease (increase) in unrecognized tax losses in the year		(351)	1,070
Tax adjustment in respect of different tax rates	136	107	44
Taxes in respect of previous years	(287)	90	5
Non-deductible expenses and other differences	32	25	8
Permanent differences	(72)
Other	13
Income tax expense	$ 135	$ 538	$ 251